Fees Summary	Nov. 03, 2026 USD ($)
Fees Summary [Line Items]
Total Offering	$ 1,522,203.37
Previously Paid Amount	0.00
Total Fee Amount	132.43
Total Offset Amount	0.00
Net Fee	$ 132.43
Offering Table N/A
Offset Table N/A	N/A
Combined Prospectus Table N/A	N/A